JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 202 (Amendment No. 203 under the 1940 Act) filed electronically on February 27, 2012.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

JPMorgan Funds
Highbridge Dynamic Commodities Strategy Fund
Highbridge Statistical Market Neutral Fund
JPMorgan Global Allocation Fund
JPMorgan Global Equity Income Fund
JPMorgan Global Natural Resources Fund
JPMorgan Global Opportunities Fund
JPMorgan Growth Long/Short Fund
JPMorgan Income Builder Fund
JPMorgan International Currency Income Fund
JPMorgan International Opportunities Plus Fund
JPMorgan International Realty Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value SMA Fund
JPMorgan Multi-Cap Long/Short Fund
JPMorgan Research Equity Long/Short Fund
JPMorgan Research Market Neutral Fund
JPMorgan Strategic Preservation Fund